Schedule of Intangible Assets and Goodwill (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived License Agreements, Gross	€ 443	€ 453
Finite-Lived Trade Names, Gross	556	558
Finite-Lived Patents, Gross	412	412
Other Finite-Lived Intangible Assets, Gross	363	363
Finite-Lived Intangible Assets, Gross	1,774	1,785
Finite-Lived Intangible Assets, Accumulated Amortization	(1,750)	(1,749)
Finite-Lived Intangible Assets, Net	€ 24	€ 36